SHARE-BASED PAYMENTS - Share-based Compensation Cost (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Recognized in the consolidated statement of financial position	$ (0.1)	$ 60.7
Share-based compensation obligations	(49.3)	(105.7)
Employee Stock Option Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from equity-settled share-based payment transactions in which goods or services received did not qualify for recognition as assets	5.8	6.4
Employee Stock Purchase Plan (ESPP)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from cash-settled share-based payment transactions in which goods or services received did not qualify for recognition as assets	10.3	8.5
Share-based compensation obligations	0.0	0.0
Deferred Share Unit (DSU)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from cash-settled share-based payment transactions in which goods or services received did not qualify for recognition as assets	(2.4)	6.3
Share-based compensation obligations	(8.4)	(15.5)
Restricted Share Unit Plan (RSU)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from cash-settled share-based payment transactions in which goods or services received did not qualify for recognition as assets	(10.9)	13.0
Share-based compensation obligations	(24.7)	(43.2)
Performance Share Unit Plan (PSU)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from cash-settled share-based payment transactions in which goods or services received did not qualify for recognition as assets	(2.9)	26.5
Share-based compensation obligations	$ (16.2)	$ (47.0)